DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2012
Deconsolidation of Gaming Software and Service Business at Fair Value and Recognized Gain

Our Company accounted for the deconsolidation of the gaming software and service business in 2010 at fair value and recognized a gain of $79.1 million measured as the difference between:

(In US$ thousands)	2010
The fair value of any consideration received, including purchase price adjustments, net of any transaction costs	$82,984
The fair value of the 40% retained noncontrolling investment in the gaming software and service business at the date the business was deconsolidated	54,240
Less : The carrying amount of the gaming software and service business at the date of the deconsolidation	(58,084)

Gain on deconsolidation of the gaming software and services business	$79,140

Shanghai JIDI Network Technology Co., Ltd.
Summarized Selected Financial Information for Divested Business

Summarized selected financial information for discontinued operations of JIDI and Shanghai JIDI are as follows:

(in US$ thousands)	2011	2012
Revenue	$29	$100

Loss from discontinued operations before tax	$(4,240)	$(2,521)
Income tax expense	—	—

Loss from discontinued operations	$(4,240)	$(2,521)

Infocomm Asia Holdings Pte Ltd
Summarized Selected Financial Information for Divested Business

Our Company accounted for the deconsolidation of and the retained noncontrolling investment in IAHGames in August 2012 at fair value. Considering the uncertainty as to the collectability of the remaining three installments, we deferred the disposal gain of $211 thousand against the consideration installments receivable of $2,250 thousand as of December 31, 2012. The deferred gain is measured as the difference between:

(In US$ thousand)	Amount
The fair value of consideration received and receivable, net of any transaction costs, plus	$3,000
The fair value of the 20% retained noncontrolling investment in IAH at the date of deconsolidation	—

3,000

The carrying amount (credit balance) of IAHGames at the date of deconsolidation	(14,536)
Net receivables due to GigaMedia from IAHGames waived upon the closing of the sale	17,542
Other comprehensive income component of equity related to IAHGames at the date of the deconsolidation	(217)

2,789

Deferred gain on deconsolidation of IAH	$211